Post-employment benefits - Pre-tax costs for post-employment benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans	€ 41	€ 56	€ 46	€ 95
Post-employment benefit expense, defined contribution plans		346	327	397
Post-employment benefits costs, pre-tax		401	374	492
Included in discontinued operations [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans				26
Post-employment benefit expense, defined contribution plans				82
Included in financial expense [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans		22	23	37
Included in income from operations [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans		34	23	32
Post-employment benefit expense, defined contribution plans		€ 346	€ 327	€ 315